Note 4 - Property and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Depreciation	$ 1,489,045	$ 1,592,567
Impairment, Long-Lived Asset, Held-for-Use	$ 20,000
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	General and Administrative Expense